CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 55.1%		Par	Value
Accommodation and Food Services - 0.0% (a)
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030 (b)		$ 122,059	$ 99,981

Administrative and Support and Waste Management and Remediation Services - 2.5%
Concentrix Corp., 6.65%, 08/02/2026		1,118,000	1,117,679
Imperial Brands Finance PLC, 3.50%, 07/26/2026 (b)		4,850,000	4,846,210
LYB International Finance II BV, 3.50%, 03/02/2027		4,000,000	3,973,431
			9,937,320

Construction - 0.3%
Lennar Corp., 5.00%, 06/15/2027		1,236,000	1,238,899

Consumer Discretionary - 1.4%
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028		4,026,830	3,908,560
United Airlines, Inc., Series 2020-1, 5.88%, 10/15/2027		1,555,771	1,575,176
			5,483,736

Consumer Staples - 3.5%
BAT Capital Corp., 3.22%, 09/06/2026		6,000,000	5,988,973
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026		4,900,000	4,883,180
Salmar ASA, 5.62% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	30,000,000	3,048,163
			13,920,316

Finance and Insurance - 5.5%
Cigna Group, 3.40%, 03/01/2027		6,045,000	6,010,364
Crown Castle, Inc., 1.05%, 07/15/2026		3,975,000	3,969,994
Ford Motor Credit Co. LLC, 5.13%, 11/05/2026		3,717,000	3,721,655
PennantPark Floating Rate Capital Ltd., 6.75%, 03/04/2029		3,660,000	3,636,350
PennantPark Investment Corp., 4.00%, 11/01/2026		4,584,000	4,551,258
			21,889,621

Health Care and Social Assistance - 3.5%
HCA, Inc., 4.50%, 02/15/2027		9,780,000	9,777,145
Universal Health Services, Inc., 1.65%, 09/01/2026		4,087,000	4,070,358
			13,847,503

Holding Companies - 2.3%
Novedo Holding AB, 9.00% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	31,250,000	2,878,213
Stockwik Forvaltning AB, 9.24% (3 mo. STIBOR + 7.25%), 06/26/2029 (b)	SEK	56,250,000	6,127,602
			9,005,815

Information - 6.8%
Calligo UK Ltd., 9.29% (or 9.14% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028 (c)	EUR	475,724	70,663
GCI LLC, 4.75%, 10/15/2028 (b)		4,170,000	3,977,781
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026		1,665,000	1,665,723
SBA Communications Corp., 3.88%, 02/15/2027		4,768,000	4,743,912
Sirius XM Radio LLC, 3.13%, 09/01/2026 (b)		6,285,000	6,268,092
SS&C Technologies, Inc., 5.50%, 09/30/2027 (b)		3,000,000	3,000,957
T-Mobile USA, Inc., 3.75%, 04/15/2027		7,000,000	6,965,565
			26,692,693

Manufacturing - 14.6%
Amgen, Inc., 2.60%, 08/19/2026		700,000	698,548
Bacardi Ltd., 2.75%, 07/15/2026 (b)		6,148,000	6,143,801
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028 (c)		1,337,000	601,650
Crown Americas LLC, 4.25%, 09/30/2026		6,664,000	6,665,910
Darling Ingredients, Inc., 5.25%, 04/15/2027 (b)		7,292,000	7,290,662
Dell International LLC, 4.90%, 10/01/2026		5,413,000	5,415,385
Elkem ASA, 6.11% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	25,000,000	2,541,815
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028		1,000,000	991,610
Jabil, Inc., 4.25%, 05/15/2027		7,792,000	7,785,941
Mattel, Inc., 5.88%, 12/15/2027 (b)		6,928,000	6,930,789
Sonoco Products Co.
4.45%, 09/01/2026		1,600,000	1,600,172
2.25%, 02/01/2027		6,000,000	5,927,950
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026		5,000,000	4,981,286
			57,575,519

Other Services (except Public Administration) - 0.4%
Shutterfly Finance LLC, 9.75%, 10/01/2027 (b)		1,560,000	1,560,000

Professional, Scientific, and Technical Services - 5.1%
Gen Digital, Inc., 6.75%, 09/30/2027 (b)		4,000,000	4,015,147
Oracle Corp.
2.65%, 07/15/2026		6,912,000	6,907,141
2.80%, 04/01/2027		1,445,000	1,426,178
VMware LLC, 1.40%, 08/15/2026		8,000,000	7,969,766
			20,318,232

Real Estate and Rental and Leasing - 2.7%
American Tower Corp.
1.45%, 09/15/2026		5,685,000	5,652,516
3.38%, 10/15/2026		5,000,000	4,986,524
			10,639,040

Retail Trade - 1.5%
AutoZone, Inc., 5.05%, 07/15/2026		1,890,000	1,890,520
CVS Health Corp.
3.00%, 08/15/2026		1,250,000	1,247,611
3.63%, 04/01/2027		1,804,000	1,793,900
Dillard's, Inc., 7.75%, 07/15/2026		936,000	937,124
			5,869,155

Utilities - 2.4%
Eidsiva Energi AS, 2.40%, 10/22/2026	NOK	36,000,000	3,610,524
ONEOK, Inc., 5.55%, 11/01/2026		5,716,000	5,734,901
			9,345,425

Wholesale Trade - 2.6%
CDW LLC, 2.67%, 12/01/2026		5,629,000	5,583,976
TD Synnex Corp., 1.75%, 08/09/2026		4,500,000	4,486,738
			10,070,714
TOTAL CORPORATE BONDS (Cost $217,850,259)			217,493,969

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 10.5%		Shares	Value
AA Mission Acquisition Corp. II - Class A (d)		250,000	2,540,000
Aeon Acquisition I Corp. (d)		308,520	3,116,052
ARC Group Acquisition I Corp. (d)		200,000	1,976,000

Digital Asset Acquisition Corp. - Class A (d)	541,443	5,620,178
EGH Acquisition Corp. - Class A (d)	125,000	1,287,500
Fact II Acquisition Corp. (d)	187,647	1,994,688
FortuneX Acquisition Corp. (d)	250,000	2,512,500
Hennessy Capital Investment Corp. VII (d)	349,900	3,656,455
JAB Acquisition Corp. I (d)	284,860	2,857,146
Lionheart Holdings - Class A (d)	177,611	1,912,870
Ocean Capital Acquisition Corp. (d)	200,000	2,046,000
Peace Acquisition Corp. (d)	148,000	1,466,680
Soulpower Acquisition Corp. - Class A (d)	183,494	1,899,163
SPACSphere Acquisition Corp. - Class A (d)	325,112	3,244,618
Titan Acquisition Corp. - Class A (d)	403,733	4,202,860
Vernal Capital Acquisition Corp. (d)	111,000	1,103,340
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $41,175,590)		41,436,050

BANK LOANS - 10.0%	Par	Value
Communications - 1.7%
Discovery Global (Warner Bros. Discovery), First Lien, 6.14% (1 mo. Term SOFR + 2.50%), 06/30/2033	6,568,000	6,577,983

Consumer Discretionary - 3.0%
888 Acquisitions LLC, First Lien, 9.05% (6 mo. Term SOFR + 5.25%), 07/03/2028	7,893,000	7,883,134
Marelli Term Loan, 11.62% (1 mo. Term SOFR + 8.00%), 12/31/2026	4,200,000	4,200,000
		12,083,134

Information - 0.4%
Audacy Capital LLC Exit Loan, 10.76% (1 mo. Term SOFR + 7.00%), 09/30/2029	1,472,076	1,462,264

Mining, Quarrying, and Oil and Gas Extraction - 0.9%
Sable Offshore Term Loan, 15.00%, 12/31/2028	3,811,000	3,696,670

Real Estate - 2.9%
CR Landco Austin, LLC, 10.00%, 10/15/2028 (e)	11,324,851	11,324,851

Real Estate and Rental and Leasing - 1.1%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028	4,356,000	4,334,220
TOTAL BANK LOANS (Cost $39,507,097)		39,479,122

MORTGAGE-BACKED SECURITIES - 5.6%	Par	Value
Finance and Insurance - 5.6%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 10/15/2034 (b)	5,130,000	5,151,201
BX Trust, A Series 2025-LUNR, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 06/15/2040 (b)	5,486,733	5,504,089
DGWD Trust, A Series 2025-INFL, Class A, 5.23% (1 mo. Term SOFR + 1.60%), 08/15/2035 (b)	2,481,000	2,488,702
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 09/15/2042 (b)	5,130,000	5,152,849
SUA 2025-1 LLC, Series 2025-1, Class A, 5.88%, 05/25/2040 (b)	3,660,000	3,656,892
		21,953,733
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,917,582)		21,953,733

ASSET-BACKED SECURITIES - 4.5%	Par	Value
Finance and Insurance - 4.4%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039 (b)	1,239,061	1,240,541
FNA Trust, Series 2026-1, Class A, 5.51%, 04/16/2046 (b)(f)	5,221,561	5,218,338
FNA Trust, Series 2025-1, Class A, 5.62%, 03/15/2045 (b)(f)	1,528,895	1,522,300
RAM LLC, Series 2026-1, Class A, 5.46%, 06/15/2046 (b)	5,771,000	5,757,780
RAM LLC, Series 2025-1, Class A, 5.45%, 05/15/2040 (b)	3,752,411	3,748,888
		17,487,847

Wholesale Trade - 0.1%

PVOne LLC, A Series 2023-1A, Class A, 7.25%, 07/16/2035 (b)	148,572	148,725
TOTAL ASSET-BACKED SECURITIES (Cost $17,667,531)		17,636,572

MUNICIPAL BONDS - 2.0%	Par	Value
Missouri - 0.2%
City of Kansas City, MO, 3.75%, 03/01/2028 (g)	815,000	815,000

New York - 0.7%
New York State Dormitory Authority, 5.27%, 05/01/2035 (Obligor: Pace University) (g)	2,570,000	2,570,000

Pennsylvania - 1.1%
Pennsylvania Economic Development Financing Authority, 3.25%, 06/01/2041 (Obligor: Waste Management, Inc.) (g)(h)	4,640,000	4,653,120
TOTAL MUNICIPAL BONDS (Cost $8,025,000)		8,038,120

CONVERTIBLE BONDS - 0.2%	Par	Value
Information - 0.2%
Leafly Holdings, Inc., 8.00%, 07/15/2026 (e)	879,000	703,200
TOTAL CONVERTIBLE BONDS (Cost $879,000)		703,200

WARRANTS - 0.0% (a)	Contracts	Value
Information - 0.0% (a)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00 (d)	5,553	0
TOTAL WARRANTS (Cost $0)		0

COMMON STOCKS - 0.0% (a)	Shares	Value
Manufacturing - 0.0% (a)
Cannabist Co. Holdings, Inc. (d)	950,386	0
TOTAL COMMON STOCKS (Cost $115,779)		0

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 10.9%	Par	Value
Communications - 2.0%
TELUS Corp., 4.62%, 10/13/2026 (b)(i)	5,761,000	5,686,311
Videotron Ltd., 4.19%, 07/16/2026 (i)	2,000,000	1,996,128
		7,682,439

Consumer Discretionary - 3.5%
Genuine Parts Co., 4.51%, 07/16/2026 (b)(i)	6,000,000	5,988,496
Gildan Activewear, Inc., 3.78%, 07/02/2026 (b)(i)	8,000,000	7,998,183
		13,986,679

Consumer Staples - 3.0%
Campbell's Co.
4.39%, 08/20/2026 (b)(i)	4,000,000	3,976,761
4.42%, 09/28/2026 (b)(i)	3,000,000	2,969,025
Keurig Dr Pepper, Inc., 4.34%, 07/09/2026 (b)(i)	5,000,000	4,994,818
		11,940,604

Industrials - 1.5%
Triton Container International Ltd., 4.32%, 07/09/2026 (b)(i)	5,924,000	5,917,782

Manufacturing - 0.9%
Jabil, Inc., 4.41%, 08/19/2026 (b)(i)	3,500,000	3,479,081
TOTAL COMMERCIAL PAPER (Cost $43,009,366)		43,006,585

MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (j)	2,842,234		2,842,234
TOTAL MONEY MARKET FUNDS (Cost $2,842,234)			2,842,234

TOTAL INVESTMENTS - 99.5% (Cost $392,989,438)			392,589,585
Other Assets in Excess of Liabilities - 0.5%		0.00547	2,157,412
TOTAL NET ASSETS - 100.0%			$ 394,746,997

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

AB - Aktiebolag ASA - Advanced Subscription Agreement EURIBOR - Euro Interbank Offered Rate
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR – Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

(a)	Represents less than 0.05% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $130,861,784 or 33.2% of the Fund’s net assets.

(c)	Security is currently in default.
(d)	Non-income producing security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,028,051 or 3.0% of net assets as of June 30, 2026.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(g)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2026, the total value of securities subject to the AMT was $4,653,120 or 1.2% of net assets.
(i)	The rate shown is the annualized yield as of June 30, 2026.
(j)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2026	NOK	9,525,000	USD	958,037	$ 4,022
U.S. Bancorp Investments, Inc.	07/15/2026	USD	43,383	EUR	36,900	1,195
U.S. Bancorp Investments, Inc.	07/15/2026	USD	10,427,039	NOK	95,715,000	759,477
U.S. Bancorp Investments, Inc.	07/15/2026	USD	9,211,485	SEK	85,355,000	401,192
Net Unrealized Appreciation (Depreciation)						$ 1,165,886

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CrossingBridge Ultra-Short Duration Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 217,493,969	$ –	$ 217,493,969
Special Purpose Acquisition Companies (SPACs)	41,436,050	–	–	41,436,050
Bank Loans	–	28,154,271	11,324,851	39,479,122
Mortgage-Backed Securities	–	21,953,733	–	21,953,733
Asset-Backed Securities	–	17,636,572	–	17,636,572
Municipal Bonds	–	8,038,120	–	8,038,120
Convertible Bonds	–	–	703,200	703,200
Warrants	0	–	–	0
Common Stocks	0	–	–	0
Commercial Paper	–	43,006,585	–	43,006,585
Money Market Funds	2,842,234	–	–	2,842,234
Total Investments	$ 44,278,284	$ 336,283,250	$ 12,028,051	$ 392,589,585

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 1,165,886	$ –	$ 1,165,886
Total Other Financial Instruments	$ –	$ 1,165,886	$ –	$ 1,165,886

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund	Bank Loans	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2025	$—	$778,600	$0
Purchases	12,524,250	—	—
Sales	(1,199,399)	(37,000)	—
Realized gains	—	—	—
Realized losses	—	—	—
Corporate Actions	—	—	(115,779)
Accretion of discount/(amortization of premium)	—	—	—
Change in unrealized appreciation/(depreciation)	—	(38,400)	115,779
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Ending Balance - June 30, 2026	$11,324,851	$703,200	$—

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026, includes the following:
	Bank Loans	Convertible Bonds	Common Stocks
	$—	$(38,400)	$—
To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants
Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to: discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

CrossingBridge Ultra-Short Duration Fund
Descriptions	Fair Value June 30, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Bank Loans	$11,324,851	Market Approach	Transaction price	$100.00	$100.00	Increase
Convertible Bonds	$703,200	Market Approach	Recoverable value	$80.00	$80.00	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.